Portfolio of Investments November 30, 2024
Floating Rate Income
(Unaudited)
SHARES DESCRIPTION RATE VALUE
LONG-TERM INVESTMENTS - 98.0%
258,780 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .0% 258,780
TRANSPORTATION - 0.0%
4,313 ACBL HLDG CORP 0.000 $ 258,780
TOTAL TRANSPORTATION 258,780
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $131,546) 258,780
SHARES DESCRIPTION VALUE
3988827 COMMON STOCKS - 0 .3% 3988827
BANKS - 0.0%
205 (a),(b) BLOOM PARENT INC 204,614
TOTAL BANKS 204,614
CAPITAL GOODS - 0.0%
2,687 (b) TNT Crane & Rigging Inc 2,351
4,761 (b) TNT Crane & Rigging Inc 48
TOTAL CAPITAL GOODS 2,399
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (a),(b) Belk Inc 792
14,352 (b) Jo-Ann Stores LLC 10,764
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,556
CONSUMER SERVICES - 0.0%
159,883 (b) 24 Hour Fitness Worldwide Inc 1,599
76,044 (b) 24 Hour Fitness Worldwide Inc 2,281
17,726 (b) Cengage Learning Holdings II Inc 333,479
953 (b) Crown Finance US Inc 21,879
TOTAL CONSUMER SERVICES 359,238
ENERGY - 0.1%
2,246 Chord Energy Corp 286,410
76,990 (b) Transocean Ltd 338,756
TOTAL ENERGY 625,166
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
61,430 (a),(b) Millennium Health LLC 6,143
57,666 (a),(b) Millennium Health LLC 577
52,393 (b) Onex Carestream Finance LP 109,134
TOTAL HEALTH CARE EQUIPMENT & SERVICES 115,854
MEDIA & ENTERTAINMENT - 0.0%
7,105 (b) Catalina Marketing Corp 71
TOTAL MEDIA & ENTERTAINMENT 71
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (b) Bright Bidco BV 26,263
46,554 (b) Bright Bidco BV 19,227
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 45,490
SOFTWARE & SERVICES - 0.1%
57,126 (b) Avaya Inc 312,422
262,085 (b) Avaya Inc 1,433,343
TOTAL SOFTWARE & SERVICES 1,745,765
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
24,672 (b) Windstream Services PE LLC 472,888
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 472,888
TELECOMMUNICATION SERVICES - 0.0%
18,781 (b) Windstream Services PE LLC 359,976
TOTAL TELECOMMUNICATION SERVICES 359,976
TRANSPORTATION - 0.0%
1,018 (b) ACBL HLDG CORP 45,810
TOTAL TRANSPORTATION 45,810
TOTAL COMMON STOCKS
(Cost $25,713,777) 3,988,827

Portfolio of Investments November 30, 2024
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
175785038 CORPORATE BONDS - 11 .5% 175785038
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,000,000 (c) Clarios Global LP / Clarios US Finance Co 6 .750% 05/15/28 $ 1,024,598
525,000 (c) Dana Financing Luxembourg Sarl 5 .750 04/15/25 525,201
TOTAL AUTOMOBILES & COMPONENTS 1,549,799
CAPITAL GOODS - 0.5%
2,000,000 (c) TK Elevator US Newco Inc 5 .250 07/15/27 1,969,752
5,000,000 (c) TransDigm Inc 6 .875 12/15/30 5,150,428
TOTAL CAPITAL GOODS 7,120,180
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
1,500,000 (c) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4 .625 06/01/28 1,413,568
3,750,000 (c) Boost Newco Borrower LLC 7 .500 01/15/31 3,960,514
2,000,000 (c) Garda World Security Corp 4 .625 02/15/27 1,947,821
12,050,000 (c) GFL Environmental Inc 5 .125 12/15/26 12,006,898
10,905,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 10,911,728
250,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 249,764
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 30,490,293
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,000,000 (c) Carvana Co, (cash 13.000%, PIK 13.000%) 13 .000 06/01/30 2,197,584
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,197,584
CONSUMER SERVICES - 1.0%
3,000,000 (c) BC ULC / New Red Finance Inc 4 .000 10/15/30 2,724,431
1,000,000 (c) Caesars Entertainment Inc 7 .000 02/15/30 1,031,278
1,000,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4 .625 01/15/29 939,540
5,500,000 (c) Life Time Inc 5 .750 01/15/26 5,498,017
3,000,000 (c) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 2,935,646
2,500,000 (c) Odeon Finco PLC 12 .750 11/01/27 2,624,386
TOTAL CONSUMER SERVICES 15,753,298
ENERGY - 0.7%
254,375 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 253,146
8,000,000 (c) Citgo Petroleum Corp 7 .000 06/15/25 8,009,816
1,000,000 (c),(d) eG Global Finance PLC 12 .000 11/30/28 1,120,991
1,000,000 (c) Weatherford International Ltd 8 .625 04/30/30 1,041,529
TOTAL ENERGY 10,425,482
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
3,000,000 (c) RLJ Lodging Trust LP 3 .750 07/01/26 2,919,536
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,919,536
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
5,375,000 (c) CHS/Community Health Systems Inc 8 .000 12/15/27 5,392,652
2,031,425 (c) Global Medical Response Inc, (cash 10.000%, PIK 10.000%) 10 .000 10/31/28 2,039,043
3,125,000 (c) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 3,109,375
2,000,000 (c) Select Medical Corp 6 .250 08/15/26 2,021,866
8,250,031 (c) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 13 .500 06/30/28 9,178,160
500,000 (d) Tenet Healthcare Corp 6 .125 10/01/28 501,183
2,500,000 Tenet Healthcare Corp 4 .625 06/15/28 2,425,853
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,668,132
INSURANCE - 0.5%
4,100,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 3,906,726
4,000,000 (c) HUB International Ltd 7 .250 06/15/30 4,149,261
TOTAL INSURANCE 8,055,987
MATERIALS - 0.6%
1,875,000 (c),(d) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 1,628,732
1,500,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 1,578,234
2,280,000 (c) LABL Inc 9 .500 11/01/28 2,303,635
1,000,000 (c) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4 .375 09/30/28 946,557
2,000,000 (c) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4 .000 10/15/27 1,913,829

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 1,175,000 (c) WR Grace Holdings LLC 4 .875% 06/15/27 $ 1,154,743
TOTAL MATERIALS 9,525,730
MEDIA & ENTERTAINMENT - 1.1%
600,000 (c) Advantage Sales & Marketing Inc 6 .500 11/15/28 574,796
2,900,000 (c) Clear Channel Outdoor Holdings Inc 5 .125 08/15/27 2,830,456
3,500,000 (c) CSC Holdings LLC 5 .500 04/15/27 3,164,352
7,782 iHeartCommunications Inc 6 .375 05/01/26 6,751
2,000,000 (c) McGraw-Hill Education Inc 5 .750 08/01/28 1,958,834
500,000 (c),(d) Outfront Media Capital LLC / Outfront Media Capital Corp 5 .000 08/15/27 493,121
7,000,000 (c) Ziggo Bond Co BV 6 .000 01/15/27 7,000,969
TOTAL MEDIA & ENTERTAINMENT 16,029,279
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
3,000,000 (c),(d) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 2,746,196
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,746,196
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,000,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 2,021,818
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,021,818
SOFTWARE & SERVICES - 0.1%
2,240,000 (c) Open Text Holdings Inc 4 .125 12/01/31 2,005,807
TOTAL SOFTWARE & SERVICES 2,005,807
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
5,100,000 (c) CommScope LLC 6 .000 03/01/26 5,008,535
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,008,535
TELECOMMUNICATION SERVICES - 1.7%
3,000,000 EchoStar Corp 10 .750 11/30/29 3,245,328
7,284,000 (c) Frontier Communications Holdings LLC 5 .875 10/15/27 7,292,705
8,760,000 (c) Level 3 Financing Inc 10 .500 05/15/30 9,614,085
2,000,000 (c) Level 3 Financing Inc 10 .500 04/15/29 2,237,515
1,000,000 (c) Lumen Technologies Inc 10 .000 10/15/32 997,500
2,935,000 (c) Zayo Group Holdings Inc 4 .000 03/01/27 2,767,577
TOTAL TELECOMMUNICATION SERVICES 26,154,710
TRANSPORTATION - 0.3%
3,287,000 (c) Air Canada 3 .875 08/15/26 3,206,768
1,500,000 (c) United Airlines Inc 4 .625 04/15/29 1,441,597
TOTAL TRANSPORTATION 4,648,365
UTILITIES - 0.3%
496,702 Pacific Gas and Electric Co 3 .150 01/01/26 487,509
496,702 Pacific Gas and Electric Co 4 .500 07/01/40 439,686
2,602,000 PG&E Corp 5 .000 07/01/28 2,554,589
1,000,000 PG&E Corp 5 .250 07/01/30 982,523
TOTAL UTILITIES 4,464,307
TOTAL CORPORATE BONDS
(Cost $173,898,209) 175,785,038
SHARES DESCRIPTION VALUE
37574558 EXCHANGE-TRADED FUNDS - 2 .4% 37574558
1,540,737 Invesco Senior Loan ETF 32,524,958
120,000 SPDR Blackstone Senior Loan ETF 5,049,600
TOTAL EXCHANGE-TRADED FUNDS
(Cost $37,591,586) 37,574,558
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1274571111 VARIABLE RATE SENIOR LOAN INTERESTS - 83 .4% 1274571111
AUTOMOBILES & COMPONENTS - 0.6%
1,954,194 (e) Adient US LLC, Term Loan B2, (TSFR1M + 2.750%) 7 .323 01/29/31 1,969,925
7,755,563 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 7 .073 05/06/30 7,816,987
TOTAL AUTOMOBILES & COMPONENTS 9,786,912

Portfolio of Investments November 30, 2024
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 5.2%
$ 2,568,621 (e),(f) ArchKey Holdings Inc,Term Loan, (TBD) TBD TBD $ 2,591,623
2,500,000 (e) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 8 .132% 10/18/29 2,521,875
1,910,213 (e) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 3.250%) 7 .854 10/31/28 1,923,947
3,278,525 (e) Chamberlain Group Inc, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .323 11/03/28 3,296,377
5,461,276 (e) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .923 10/22/28 5,494,563
4,553,235 (e) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 7 .092 03/18/30 4,580,281
1,147,064 (e) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .959 04/12/28 1,082,002
4,106,737 (e) Fly Funding II S.a.r.l., Term Loan B, (LIBOR 3 M + 0.750%) 8 .500 08/11/25 4,051,563
2,810,000 (e) Gates Global LLC, Term Loan B5, (TSFR1M + 2.250%) 6 .823 05/23/31 2,827,942
4,371,004 (e) Madison IAQ LLC, Term Loan, (TSFR6M + 2.750%) 7 .889 06/21/28 4,400,203
1,690,000 (e) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .823 09/19/31 1,710,601
2,513,700 (e) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%) 7 .573 03/28/31 2,540,018
1,251,807 (e) Project Castle, Inc., Term Loan B, (TSFR6M + 5.500%) 9 .762 06/01/29 1,142,693
2,826,923 (e),(f) Signia Aerospace LLC, (TBD) TBD TBD 2,833,990
235,577 (e),(f) Signia Aerospace LLC, (TBD) TBD TBD 236,166
1,191,015 (e) Titan Acquisition Limited, Term Loan B, (TSFR1M + 5.000%) 9 .573 02/01/29 1,200,525
12,500,911 (e) TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 8 .588 04/15/30 12,611,607
2,135,000 (e) TransDigm, Inc., Term Loan, (Prime + 2.500%) 7 .320 09/07/32 2,136,516
5,140,957 (e) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 7 .104 02/28/31 5,145,559
11,595,494 (e) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .437 11/20/28 11,330,420
5,504,735 (e) Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M +
3.500%)
8 .099 08/01/30 5,582,489
TOTAL CAPITAL GOODS 79,240,960
COMMERCIAL & PROFESSIONAL SERVICES - 4.7%
9,164,223 (e) Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M
+ 3.750%)
8 .423 05/15/28 9,235,016
2,707,122 (e) Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%) 7 .720 11/16/28 2,720,184
2,257,742 (e) Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%) 7 .970 11/16/28 2,276,087
296,379 (e),(f),(g) ArchKey Holdings Inc,Term Loan, (TBD) TBD TBD 299,033
3,320,567 (e) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 8 .187 06/02/28 3,309,659
1,110,969 (e) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M +
2.750%)
7 .323 10/01/31 1,119,229
4,419,552 (e) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .836 01/18/29 4,437,318
2,526,652 (e) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .585 08/01/29 2,555,342
1,453,500 (e) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .339 10/15/30 1,464,401
3,347,000 (e),(f) First Advantage Holdings, LLC, Term Loan B, (TBD) TBD TBD 3,383,951
6,455,075 (e) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.500%)
8 .109 02/01/29 6,540,605
8,460,000 (e) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 6 .610 06/27/31 8,495,828
3,812,662 (e) LABL, Inc., First Lien Term Loan, (TSFR1M + 5.000%) 9 .673 10/29/28 3,733,073
2,655,313 (e) OMNIA Partners LLC, Term Loan B, (TSFR3M + 3.250%) 7 .867 07/25/30 2,675,785
1,569,211 (e) Prime Security Services Borrower, LLC, Term Loan B, (TSFR1M +
2.250%)
6 .906 10/15/30 1,575,009
1,533,039 (e) Signal Parent, Inc, Term Loan B, (TSFR1M + 3.500%) 8 .173 04/03/28 1,353,704
14,700,832 (e) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .437 03/27/28 14,278,183
2,085,000 (e) XPLOR T1 LLC, Term Loan B, (TSFR3M + 4.250%) 8 .854 06/13/31 2,103,244
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 71,555,651
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
380,375 (e) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .536 11/08/27 381,484
2,099,737 (e) Barentz International B.V., Term Loan B2, (TSFR3M + 4.000%) 8 .704 03/28/31 2,107,612
2,949,000 (e) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .273 10/02/31 2,986,231
7,420,083 (e) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 7,483,487
3,200,161 (e) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .687 12/18/28 3,212,162
2,462,961 (e) EOS Finco Sarl, Term Loan, (TSFR6M + 6.000%) 11 .264 08/03/29 1,763,714
10,285,000 (e) Frontier Communications Corp., Term Loan B, (TSFR3M +
3.500%)
8 .763 06/21/31 10,396,387
1,456,889 (e) Gulfside Supply Inc, Term Loan B, (TSFR1M + 3.000%) 7 .599 05/29/31 1,468,908
6,525,000 (e) Johnstone Supply LLC, Term Loan, (TSFR1M + 3.000%) 7 .640 05/16/31 6,568,685

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 2,957,140 (e) Kodiak Building Partners Inc., Term Loan B2, (TSFR1M + 3.750%) 8 .323% 03/13/28 $ 2,964,533
7,036,915 (e) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .447 06/06/31 6,954,160
2,562,664 (e) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7 .573 04/16/31 2,576,682
3,097,237 (e) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .339 03/27/31 3,110,509
6,246,476 (e) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .423 02/14/28 6,253,722
548,104 (e) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .187 10/15/28 536,057
4,324,163 (e) Wand NewCo 3, Inc., First Lien Term Loan B, (TSFR1M + TSFR3M
+ 3.250%)
7 .838 01/30/31 4,359,858
2,995,000 (e) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .823 10/19/29 3,015,591
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 66,139,782
CONSUMER DURABLES & APPAREL - 1.9%
2,847,821 (e) ABG Intermediate Holdings 2 LLC, Term Loan B, (TSFR1M +
2.750%)
7 .323 12/21/28 2,877,623
8,646,881 (e) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.500%)
8 .156 07/31/28 8,727,296
3,134,885 (e) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 7 .187 05/30/28 3,159,792
31,410 (e) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
12 .218 06/29/28 26,686
2,500,000 (e) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
2.500%)
7 .070 10/04/31 2,519,263
4,913,000 (e) Varsity Brands, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .271 07/28/31 4,924,791
7,906,115 (e) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .937 10/29/27 7,539,390
TOTAL CONSUMER DURABLES & APPAREL 29,774,841
CONSUMER SERVICES - 8.5%
189,066 (e) 24 Hour Fitness Worldwide, Inc., Exit Delayed Draw Term Loan,
(TSFR3M + 14.000%)
18 .820 09/29/26 103,986
367,501 (e) 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M +
5.000%), (cash 9.865%, PIK 5.000%)
9 .865 12/29/25 145,163
8,644,104 (e) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .323 08/17/28 8,683,694
3,107,895 (e) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .573 05/31/30 3,138,974
6,907,085 (e) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .595 01/04/29 7,029,064
1,785,928 AVSC Holding Corp., Term Loan B3, (cash 5.000%, PIK 10.000%) 10 .000 12/04/26 1,809,645
4,578,525 (e) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .823 02/06/30 4,612,155
3,482,500 (e) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .823 02/06/31 3,504,805
2,145,711 (e) Carnival Corporation, Term Loan B1, (TSFR1M + 2.750%) 7 .323 10/18/28 2,163,145
1,953,549 (e) Carnival Corporation, Term Loan B2, (TSFR1M + 2.750%) 7 .323 08/09/27 1,973,494
2,955,150 (e) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 3.250%) 7 .838 05/24/30 2,969,128
15,405,345 (e) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .865 09/18/26 15,479,136
3,875,000 (e),(f) Crown Finance US Inc, (TBD) TBD TBD 3,863,685
2,101,875 (e) Everi Holdings Inc., Term Loan B, (TSFR1M + 2.500%) 7 .187 08/03/28 2,109,936
3,132,947 (e) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 8 .073 01/29/29 3,155,144
5,319,725 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 6 .604 11/29/30 5,361,299
3,240,000 (e) GBT US III LLC, Term Loan B, (TSFR3M + 3.000%) 7 .626 07/28/31 3,268,010
4,250,445 (e) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR6M +
2.750%)
8 .014 10/31/29 4,275,247
4,061,033 (e) IRB Holding Corp, Term Loan B, (TSFR1M + 2.750%) 7 .535 12/15/27 4,084,059
6,084,867 (e) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .861 04/16/29 6,141,913
7,612,730 (e) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 8 .104 11/30/29 7,565,150
3,013,097 (e) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .423 04/20/29 3,026,280
4,212,163 (e) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .604 03/24/31 4,246,913
3,070,313 (e) Playa Resorts Holding B.V., Term Loan B, (TSFR1M + 2.750%) 7 .323 01/05/29 3,077,036
5,318,038 (e) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .590 04/04/29 5,342,980
3,452,837 (e) SeaWorld Parks & Entertainment, Inc., Term Loan B, (TSFR1M +
2.500%)
7 .073 08/25/28 3,460,381
1,815,450 (e) Six Flags Entertainment Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .672 04/18/31 1,823,511
9,645,659 (e) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 9 .256 03/06/28 8,195,242
2,800,000 (e) UFC Holdings, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .770 11/13/31 2,824,010

Portfolio of Investments November 30, 2024
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 5,973,708 (e) William Morris Endeavor Entertainment, LLC, First Lien Term
Loan, (TSFR1M + 2.750%)
7 .437% 05/16/25 $ 5,986,790
TOTAL CONSUMER SERVICES 129,419,975
ENERGY - 2.2%
3,974,341 (e) EG Group Limited, Tranche C Term Loan B, (TSFR1M + TSFR3M
+ 5.500%)
10 .258 02/07/28 3,991,728
2,562,500 (e) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .656 10/09/31 2,583,961
16,639,907 (e) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .879 11/16/26 16,639,907
1,430,648 (e),(f) Freeport LNG Investments, LLLP, Term Loan B, (TBD) TBD TBD 1,436,092
3,287,000 (e),(f) New Fortress Energy Inc,Term Loan, (TBD) TBD TBD 3,074,298
3,983,435 (e) TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.250%)
7 .823 11/05/28 4,017,375
1,172,531 (e) Traverse Midstream Partners LLC, Term Loan, (TSFR3M + 3.500%) 8 .085 02/16/28 1,183,031
TOTAL ENERGY 32,926,392
FINANCIAL SERVICES - 1.7%
2,800,000 (e) AAL Delaware Holdco, Inc., Term Loan B, (TSFR1M + 3.500%) 8 .073 07/30/31 2,827,566
1,541,975 (e) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%) 8 .588 12/15/28 1,552,576
13,596,000 (e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 7 .104 01/31/31 13,744,060
1,777,219 (a),(e),(h) Ditech Holding Corporation, Term Loan 0 .000 06/30/24 178
167,786 (e),(g) Focus Financial Partners, LLC, Term Loan 0 .000 09/10/31 169,516
1,562,214 (e) Focus Financial Partners, LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .823 09/10/31 1,578,329
4,329,150 (e) Kestra Advisor Services Holdings A, Inc., Term Loan, (TSFR3M +
4.000%)
8 .514 03/24/31 4,371,900
1,112,500 (e) NCR Atleos LLC, Term Loan B, (TSFR3M + 0.038%) 8 .398 04/16/29 1,117,134
TOTAL FINANCIAL SERVICES 25,361,259
FOOD, BEVERAGE & TOBACCO - 2.1%
5,279,576 (e) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .437 10/01/25 5,106,195
835,388 (e) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .437 10/01/25 807,891
1,315,000 (e),(f) Aspire Bakeries Holdings LLC, (TBD) TBD TBD 1,324,863
2,583,101 (e) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .687 12/08/28 2,592,788
534,267 (e) City Brewing Company, LLC, First Lien, (TSFR3M + 5.000%) 9 .647 04/14/28 227,063
738,690 (e) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .906 04/05/28 598,339
1,933,008 (e) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .418 04/14/28 1,449,756
3,304,219 (e) Fiesta Purchaser, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .573 02/12/31 3,330,653
566,000 (e) Naked Juice LLC, Term Loan, (TSFR3M + 3.250%) 7 .954 01/20/29 397,060
7,494,625 (e) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .773 07/12/29 7,569,571
927,988 (e) Triton Water Holdings, Inc, Incremental Term Loan B, (TSFR3M +
4.000%)
8 .604 03/31/28 936,256
7,703,854 (e) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 8 .115 03/31/28 7,769,145
TOTAL FOOD, BEVERAGE & TOBACCO 32,109,580
HEALTH CARE EQUIPMENT & SERVICES - 8.5%
2,879,494 (e) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .323 12/23/27 2,898,211
5,471,370 (e) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .323 08/24/28 5,520,120
10,801,771 (e) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .938 05/05/27 10,850,757
1,015,000 (e) Concentra Health Services Inc, Term Loan B, (TSFR1M + 2.250%) 6 .823 06/26/31 1,025,150
3,166,637 (e) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .354 04/12/29 3,193,363
7,504,034 (e) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .704 10/01/27 7,204,923
8,282,129 (e) Global Medical Response, Inc., PIK Term Loan, (TSFR1M +
5.500%)
10 .099 10/02/28 8,329,379
1,166,000 (e) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .823 10/23/28 1,174,308
14,356,991 (e) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.250%) 6 .823 10/23/28 14,459,285
6,321,721 (e),(f) National Mentor Holdings, Inc., Term Loan, (TBD) TBD TBD 6,263,118
182,112 (e),(f) National Mentor Holdings, Inc., Term Loan C, (TBD) TBD TBD 180,424
1,272,262 (e) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .597 02/28/28 1,282,600
3,901,395 (e) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .360 03/17/31 3,934,303

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,486,290 (e) Packaging Coordinators Midco, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .835% 11/30/27 $ 3,510,746
13,546,570 (e) Parexel International Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .573 11/15/28 13,659,887
8,786,407 (e) Phoenix Guarantor Inc, Term Loan, (TSFR1M + 3.250%) 7 .823 02/21/31 8,866,276
1,713,724 (e) Radiology Partners Inc, Extended Term Loan B, (TSFR3M +
2.500%), (cash 3.500%, PIK 1.500%)
4 .138 01/31/29 1,703,870
2,250,000 (e),(f) Select Medical Corp, (TBD) TBD TBD 2,255,625
1,592,576 (e) Select Medical Corporation, Term Loan B1, (Prime + 1.750%) 9 .500 03/05/27 1,600,539
2,457,369 (e) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 3.500%), (cash 9.096%, PIK 1.500%)
8 .365 06/28/28 2,233,749
17,975,804 (e) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .338 12/19/30 18,132,103
7,563,677 (e) Team Health Holdings, Inc., Term Loan B, (TSFR1M + TSFR3M +
5.250%)
9 .829 03/02/27 7,373,639
386,285 (e),(f),(g) Viant Medical Holdings Inc,Term Loan, (TBD) TBD TBD 391,173
3,833,408 (e),(f) Viant Medical Holdings, Inc., Term Loan B, (TBD) TBD TBD 3,881,920
13,456 (a) Vyaire Medical Inc 6 .301 06/14/25 1
303,385 (a),(e),(h) Vyaire Medical, Inc., Term Loan B, (Prime + 5.750%) 13 .750 04/16/25 30
TOTAL HEALTH CARE EQUIPMENT & SERVICES 129,925,499
INSURANCE - 6.0%
5,151,161 (e) Acrisure, LLC, Term Loan B6, (TSFR1M + 3.250%) 7 .849 11/06/30 5,173,156
13,239,084 (e),(f) Alliant Holdings Intermediate, LLC, Term Loan B6, (TBD) TBD TBD 13,334,736
10,671,375 (e) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
8 .073 02/14/31 10,755,412
703,652 (e) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .923 08/21/28 707,484
4,187,638 (e) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .937 12/23/26 4,194,506
1,419,984 (e) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .937 07/30/27 1,421,425
4,250,000 (e),(f) BroadStreet Partners Inc, (TBD) TBD TBD 4,278,007
15,645,187 (e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 7 .823 05/12/31 15,748,289
7,381,142 (e) HUB International Limited, First Lien Term Loan B, (TSFR3M +
2.750%)
7 .367 06/20/30 7,442,849
11,025,189 (e) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .823 09/11/31 11,096,852
8,344,681 (e),(f) Sedgwick Claims Management Services, Inc., Term Loan B, (TBD) TBD TBD 8,413,650
4,196,855 (e) Truist Insurance Holdings LLC, First Lien Term Loan, (TSFR3M +
3.250%)
7 .854 03/22/31 4,219,266
1,057,422 (e) USI, Inc., Term Loan (2029), (TSFR3M + 2.750%) 7 .354 11/23/29 1,065,226
3,771,995 (e) USI, Inc., Term Loan (2030), (TSFR3M + 2.750%) 7 .354 09/27/30 3,798,512
TOTAL INSURANCE 91,649,370
MATERIALS - 5.3%
1,060,000 (e) AAP Buyer Inc, Term Loan B, (TSFR3M + 3.250%) 7 .854 08/01/31 1,070,600
3,247,302 (e) Arsenal AIC Parent LLC, First Lien Term Loan B, (TSFR1M +
3.250%)
7 .823 08/19/30 3,283,835
4,617,894 (e) Ascend Performance Materials Operations LLC, Term Loan B,
(TSFR6M + 4.750%)
9 .095 08/27/26 3,971,389
5,926,072 (e) Berlin Packaging LLC, Term Loan B, (TSFR1M + TSFR3M +
TSFR6M + 3.750%)
8 .391 05/12/31 5,965,955
5,967,130 (e) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .748 04/13/29 6,010,153
5,476,000 (e),(f) CPC Acquisition Corp, Term Loan, (TBD) TBD TBD 4,930,672
6,329,392 (e) Discovery Purchaser Corporation, Term Loan, (TSFR3M + 4.375%) 8 .965 08/03/29 6,371,577
3,050,808 (e) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M
+ 4.250%)
8 .923 03/29/29 3,060,357
567,813 (e) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .423 03/03/30 569,942
3,200,000 (e) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .823 10/02/31 3,220,000
2,977,538 (e) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.750%) 8 .323 02/07/31 2,999,259
3,066,375 (e) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .823 02/09/30 3,085,233
6,925,502 (e) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .723 02/09/26 6,669,536
2,833,848 (e) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .629 07/03/28 2,796,327
4,885,476 (e) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7 .657 04/03/28 4,945,519
247,505 (e) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 7 .657 04/03/28 250,522

Portfolio of Investments November 30, 2024
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 3,410,461 (e) Pactiv Evergreen Group Holdings Inc., Term Loan B4, (TSFR1M +
2.500%)
7 .073% 09/25/28 $ 3,438,717
4,733,546 (e) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8 .590 09/15/28 4,755,746
4,562,075 (e) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .323 04/21/31 4,616,250
2,345,369 (e) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .937 03/03/28 2,344,513
2,787,625 (e) Tronox Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .354 04/04/29 2,804,183
310,577 (e),(g) USALCO, LLC, Delayed Draw Term Loan 4 .000 09/17/31 314,200
3,014,423 (e) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .573 09/17/31 3,049,586
TOTAL MATERIALS 80,524,071
MEDIA & ENTERTAINMENT - 3.8%
3,262,064 (e) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
9 .121 10/28/27 3,267,300
6,682,420 (e) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.500%)
8 .054 03/24/31 6,721,512
3,119,325 (e) Century De Buyer LLC, Term Loan B, (TSFR3M + 4.000%) 8 .589 10/30/30 3,145,309
253,216 (e) Checkout Holding Corp., Term Loan, (TSFR1M + 9.500%) 14 .109 05/24/30 242,454
9,429,402 (e) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .687 08/23/28 9,464,809
7,085,487 (e) Crown Finance US, Inc., Exit Term Loan, (TSFR1M + 4.250%),
(cash 6.455%, PIK 7.000%)
6 .650 07/31/28 7,128,000
2,932,000 (e) CSC Holdings, LLC, Term Loan B5, (LIBOR 6 M + 2.500%) 7 .173 04/15/27 2,708,963
2,460,000 (e),(f) CSC Holdings, LLC, Term Loan B6, (TBD) TBD TBD 2,420,800
3,140,705 (e) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .847 08/02/27 3,175,332
1,677,206 (e) Dotdash Meredith Inc, Term Loan B, (TSFR1M + 4.000%) 8 .172 12/01/28 1,691,882
1,743,000 (e) iHeartCommunications, Inc., Incremental Term Loan, (TSFR1M +
3.250%)
7 .937 05/01/26 1,527,304
682,000 (e) iHeartCommunications, Inc., Term Loan, (TSFR1M + 3.000%) 7 .687 05/01/26 596,518
5,505,506 (e) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR3M + 4.000%)
8 .604 08/06/31 5,579,720
704,340 (e) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .286 06/02/28 702,065
7,245,888 (e) NEP Group, Inc., Term Loan B, (TSFR3M + 2.375%), (cash 8.115%,
PIK 1.500%)
4 .808 08/19/26 6,887,216
2,847,863 (e) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .521 02/10/31 2,856,050
TOTAL MEDIA & ENTERTAINMENT 58,115,234
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
8,792,928 (e) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .823 05/05/28 8,846,301
9,623,621 (e) Organon & Co, Term Loan B, (TSFR1M + 2.500%) 7 .099 05/14/31 9,713,890
1,851,256 (e) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .923 04/05/29 1,865,141
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 20,425,332
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
6,572,789 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .573 01/31/30 6,630,301
2,493,750 (e) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental
Term Loan, (TSFR1M + 3.250%)
7 .823 01/31/30 2,498,426
3,825,000 (e),(f) Forest City Enterprises, L.P., Term Loan B, (TBD) TBD TBD 3,739,454
6,437,878 (e),(f) VeriFone Systems Inc,Term Loan, (TBD) TBD TBD 6,052,217
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,920,398
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
8,843,000 (e),(f) Instructure Holdings, Inc., Term Loan, (TBD) TBD TBD 8,914,849
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,914,849
SOFTWARE & SERVICES - 14.0%
984,160 (e) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.500%) 8 .104 02/03/31 993,514
1,883,000 (e) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .823 07/30/31 1,872,408
1,436,415 (e) Applied Systems, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 7 .604 02/24/31 1,450,406
3,324,439 (e),(f) AppLovin Corporation, Term Loan (2028), (TBD) TBD TBD 3,329,177
860,675 (e) AppLovin Corporation, Term Loan (2030), (Prime + 1.500%) 9 .250 08/18/30 862,409
519,754 (e) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 8 .085 05/08/28 524,546
6,090,283 (e) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%) 6 .036 08/01/28 5,199,579
14,978,096 (e),(f) Boxer Parent Company Inc., Term Loan B, (TBD) TBD TBD 15,100,168

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 10,455,143 (e) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .323% 01/31/31 $ 10,406,161
7,765,975 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 3.000%) 7 .672 04/30/31 7,807,251
8,000,000 (e),(f) Darktrace PLC, First Lien Term Loan, (TBD) TBD TBD 8,015,840
2,156,000 (e) Drake Software, LLC, Term Loan B, (TSFR1M + 4.250%) 8 .823 06/05/31 2,080,540
5,907,812 (e) Ellucian Holdings Inc, (CME Term SOFR 1 Month + 3.000%) 7 .595 10/29/29 5,978,884
3,010,000 (e),(f) Envestnet Inc,Term Loan, (TBD) TBD TBD 3,034,727
12,869,634 (e) Epicor Software Corporation, Term Loan E, (TSFR1M + 3.250%) 7 .823 05/23/31 12,981,600
2,125,000 (e),(f) FNZ USA FinCo LLC, (TBD) TBD TBD 2,092,243
3,630,000 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%) 8 .073 05/08/31 3,642,487
7,944,175 (e) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .573 12/01/27 8,024,848
2,073,299 (e) IGT Holding IV AB, Term Loan B2, (SOFR90A + 3.650%) 8 .732 03/29/28 2,088,859
5,106,045 (e),(f) Informatica LLC, Term Loan B, (TBD) TBD TBD 5,134,766
4,308,000 (e),(f) Jaggaer LLC,Term Loan, (TBD) TBD TBD 4,341,215
9,767,548 (e) McAfee, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .906 03/01/29 9,823,712
9,130,000 (e) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .823 06/06/31 9,167,524
3,917,025 (e) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .323 01/31/30 3,930,500
200,253 (e) Peraton Corp., Term Loan B, (TSFR1M + 3.750%) 8 .423 02/01/28 188,394
3,122,175 (e) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 9 .323 03/24/31 3,127,545
3,557,516 (e) Perforce Software, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .423 07/01/26 3,552,820
2,025,000 (e) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .821 10/11/31 2,042,091
4,630,000 (e) Press Ganey Holdings, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .823 04/24/31 4,653,335
1,875,000 (e),(f) Project Alpha Intermediate Holding Inc, (TBD) TBD TBD 1,888,547
3,722,197 (e) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10 .997 05/15/28 3,843,820
7,799,897 (e) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .497 05/15/28 4,783,560
6,850,946 (e) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .823 11/28/28 6,901,266
932,763 (e) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .573 05/09/31 937,967
2,875,000 (e) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .360 10/03/31 2,907,344
7,973,066 (e) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .604 05/10/29 7,962,262
2,538,033 (e) Tempo Acquisition LLC, Term Loan B, (TSFR1M + 2.250%) 6 .823 08/31/28 2,554,492
2,060,000 (e) Thunder Generation Funding LLC, Term Loan B, (TSFR3M +
3.000%)
7 .610 09/26/31 2,076,995
13,007,266 (e) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .617 02/10/31 13,109,178
5,383,340 (e) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%) 8 .847 04/24/28 5,350,528
4,812,937 (e) VS Buyer, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .860 04/14/31 4,864,075
2,887,000 (e),(f) Wave Distribution Holdings LLC, (TBD) TBD TBD 2,901,666
2,734,902 (e) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .835 04/12/27 2,266,550
3,000,000 (e),(f) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TBD) TBD TBD 3,008,565
7,611,750 (e) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .323 09/28/29 7,624,119
TOTAL SOFTWARE & SERVICES 214,428,483
TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
20,545,151 (e),(f) CommScope, Inc., Term Loan B, (TBD) TBD TBD 20,185,611
10,893,260 (e) Delta TopCo, Inc., Term Loan, (TSFR6M + 3.500%) 8 .198 12/03/29 10,978,391
2,360,539 (e) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .564 09/22/31 2,384,144
6,070,227 (e) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 9 .414 12/01/25 232,186
3,526,591 (e) MLN US HoldCo LLC, Second Out Term Loan, (TSFR3M +
6.700%)
11 .385 10/18/27 175,236
1,370,939 (e) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%) 4 .552 07/03/28 844,499
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 34,800,067
TELECOMMUNICATION SERVICES - 5.2%
1,841,866 (e) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 02/02/26 1,575,292
5,016,289 (e) Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%) 8 .682 08/14/26 4,248,195
1,464,000 (e) Cablevision Lightpath LLC, Term Loan B, (TSFR1M + 3.250%) 7 .974 11/30/27 1,469,497
5,597,231 (e) Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 3.250%) 7 .923 11/24/28 5,643,409
4,797,182 (e),(h) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 26,385
4,893,559 (e),(f) Digicel International Finance Limited, Term Loan, (TBD), (cash
12.002%, PIK 1.500%)
TBD TBD 4,731,460
2,068,707 (e) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6 .823 09/20/30 2,066,359

Portfolio of Investments November 30, 2024
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 6,187,486 (e),(f) Level 3 Financing Inc., Extended Term Loan B1, (TBD) TBD TBD $ 6,333,820
12,048,514 (e),(f) Level 3 Financing Inc., Extended Term Loan B2, (TBD) TBD TBD 12,336,835
3,031,657 (e),(f) Lumen Technologies Inc,Term Loan, (TBD) TBD TBD 3,040,327
6,427,581 (e),(f) Lumen Technologies, Inc., Extended Term Loan B2, (TBD) TBD TBD 5,981,668
4,272,910 (e),(f) Numericable Group SA, Term Loan B11, (TBD) TBD TBD 3,949,772
21,401,000 (e),(f) Zayo Group Holdings, Inc., Term Loan, (TBD) TBD TBD 20,523,238
7,371,073 (e) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 7 .224% 04/28/28 7,349,696
TOTAL TELECOMMUNICATION SERVICES 79,275,953
TRANSPORTATION - 1.4%
4,626,750 (e) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .753 03/21/31 4,645,419
2,994,371 (e) American Airlines, Inc., Term Loan, (TSFR3M + 4.750%) 9 .629 04/20/28 3,095,431
2,609,095 (e) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.750%)
7 .311 07/01/31 2,625,402
418,070 (e) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .323 07/01/31 420,369
2,923,789 (e) KKR Apple Bidco, LLC, Incremental Term Loan, (TSFR1M +
3.500%)
8 .073 09/23/28 2,945,118
4,854,536 (e) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.750%) 7 .437 09/25/28 4,881,430
725,045 (e) PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .847 03/31/28 675,855
2,289,500 (e) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6 .635 02/24/31 2,306,911
TOTAL TRANSPORTATION 21,595,935
UTILITIES - 2.6%
4,586,000 (e),(f) Cornerstone Generation LLC,Term Loan, (TBD) TBD TBD 4,627,068
3,300,000 (e),(f) EFS Cogen Holdings I LLC, Term Loan B, (TBD) TBD TBD 3,329,568
1,526,175 (e) Hamilton Projects Acquiror, LLC , Term Loan B, (TSFR1M +
3.750%)
8 .323 05/30/31 1,541,543
2,200,000 (e) Kestrel Acquisition, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .032 10/29/31 2,221,725
13,613,486 (e) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .023 05/17/30 13,716,540
11,171,414 (e) Talen Energy Supply, LLC, Term Loan C, (TSFR3M + 3.500%) 8 .023 05/17/30 11,255,981
2,960,125 (e) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.750%)
7 .323 04/30/31 2,988,143
TOTAL UTILITIES 39,680,568
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,273,709,854) 1,274,571,111
SHARES DESCRIPTION VALUE
5783716 WARRANTS - 0 .4% 5783716
MEDIA & ENTERTAINMENT - 0.4%
241,503 (b) Cineworld Group PLC 5,544,426
TOTAL MEDIA & ENTERTAINMENT 5,544,426
TELECOMMUNICATION SERVICES - 0.0%
4 Intelsat SA/Luxembourg 6
TOTAL TELECOMMUNICATION SERVICES 6
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 48,195
3,029 ACBL HLDG CORP 181,740
11,952 (a) American Commercial Barge Line LLC 2,988
18,174 (a) American Commercial Barge Line LLC 6,361
TOTAL TRANSPORTATION 239,284
TOTAL WARRANTS
(Cost $4,456,142) 5,783,716
TOTAL LONG-TERM INVESTMENTS
(Cost $1,515,501,114) 1,497,962,030
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
4,396,195 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .630 (j) 4,396,195
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,396,195) 4,396,195

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  6.3%
INVESTMENT COMPANIES - 6.3% –
96,132,622 BlackRock Liquidity Funds T-Fund 4.517(k) $ 96,132,622
TOTAL INVESTMENT COMPANIES
(Cost $96,132,622) 96,132,622
TOTAL SHORT-TERM INVESTMENTS
(Cost $96,132,622) 96,132,622
TOTAL INVESTMENTS - 104 .6%
(Cost $ 1,616,029,931 ) 1,598,490,847
OTHER ASSETS & LIABILITIES, NET -  (4.6)% (70,129,886)
NET ASSETS - 100% $ 1,528,360,961
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred $ – $ 258,780 $ – $ 258,780
Common Stocks 960,926 2,815,775 212,126 3,988,827
Corporate Bonds – 175,785,038 – 175,785,038
Exchange-Traded Funds 37,574,558 – – 37,574,558
Variable Rate Senior Loan Interests – 1,274,570,902 209 1,274,571,111
Warrants – 5,774,367 9,349 5,783,716
Investments Purchased with Collateral from
Securities Lending 4,396,195 – – 4,396,195
Short-Term Investments:
Investment Companies 96,132,622 – – 96,132,622
Total
$ 139,064,301 $ 1,459,204,862 $ 221,684 $ 1,598,490,847
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $165,141,616 or 10.3% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,253,565.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) When-issued or delayed delivery security.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments November 30, 2024
(continued)
Floating Rate Income

(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month
TSFR
6M CME Term Secured Overnight Financing Rate 6 Month

Portfolio of Investments November 30, 2024
High Yield Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.9%
27064370 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 4 .0% 27064370
ENERGY - 2.5%
$ 4,000,000 (a) Energy Transfer LP 6 .500 % N/A $ 4,001,840
5,000,000 (b) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 5,161,950
7,360,000 (a),(b) Venture Global LNG Inc 9 .000 N/A 7,627,197
TOTAL ENERGY 16,790,987
UTILITIES - 1.5%
5,000,000 (b) AltaGas Ltd 7 .200 10/15/54 5,106,124
5,000,000 PG&E Corp 7 .375 03/15/55 5,167,259
TOTAL UTILITIES 10,273,383
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $26,502,951) 27,064,370
SHARES DESCRIPTION VALUE
4425 COMMON STOCKS - 0 .0% 4425
CONSUMER SERVICES - 0.0%
182,331 (c) 24 Hour Fitness Worldwide Inc 1,823
86,730 (c) 24 Hour Fitness Worldwide Inc 2,602
TOTAL CONSUMER SERVICES 4,425
TOTAL COMMON STOCKS
(Cost $1,549,168) 4,425
PRINCIPAL DESCRIPTION (d) RATE MATURITY VALUE
3613457 CONTINGENT CAPITAL SECURITIES - 0 .5% 3613457
BANKS - 0.3%
1,850,000 (a),(b),(e) Intesa Sanpaolo SpA 7 .700 N/A 1,849,502
TOTAL BANKS 1,849,502
FINANCIAL SERVICES - 0.2%
1,800,000 (a) Deutsche Bank AG 6 .000 N/A 1,763,955
TOTAL FINANCIAL SERVICES 1,763,955
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $3,433,345) 3,613,457
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
519610378 CORPORATE BONDS - 76 .6% 519610378
AUTOMOBILES & COMPONENTS - 2.4%
1,800,000 (b),(e) Dornoch Debt Merger Sub Inc 6 .625 10/15/29 1,425,056
2,000,000 (e) Goodyear Tire & Rubber Co/The 5 .625 04/30/33 1,806,754
2,400,000 (b) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 2,313,020
4,000,000 (b) IHO Verwaltungs GmbH 8 .000 11/15/32 4,050,000
4,350,000 (b) Phinia Inc 6 .625 10/15/32 4,382,449
2,500,000 (b) ZF North America Capital Inc 6 .750 04/23/30 2,439,756
TOTAL AUTOMOBILES & COMPONENTS 16,417,035
CAPITAL GOODS - 1.1%
1,800,000 (b) Albion Financing 2 Sarl 8 .750 04/15/27 1,832,310
1,325,000 (b) Brand Industrial Services Inc 10 .375 08/01/30 1,405,710
2,730,000 (b) Dcli Bidco LLC 7 .750 11/15/29 2,823,101
1,500,000 (b) TransDigm Inc 6 .875 12/15/30 1,545,129
TOTAL CAPITAL GOODS 7,606,250
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
3,325,000 (b) Garda World Security Corp 8 .250 08/01/32 3,387,756
1,900,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 1,898,210
2,500,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 2,568,089
2,000,000 (b) RR Donnelley & Sons Co 10 .875 08/01/29 2,039,646
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,893,701

Portfolio of Investments November 30, 2024
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
$ 5,240,000 (b) Carvana Co, (cash 12.000%, PIK 12.000%) 12 .000% 12/01/28 $ 5,581,292
4,526,250 (b) Carvana Co, (cash 13.000%, PIK 13.000%) 13 .000 06/01/30 4,973,407
1,000,000 (b) Cougar JV Subsidiary LLC 8 .000 05/15/32 1,049,127
1,425,000 (b) Group 1 Automotive Inc 6 .375 01/15/30 1,441,080
3,000,000 Kohl's Corp 4 .625 05/01/31 2,425,321
1,485,000 (b) LCM Investments Holdings II LLC 8 .250 08/01/31 1,552,655
2,850,000 (b),(e) Macy's Retail Holdings LLC 6 .125 03/15/32 2,723,178
8,015,000 (b) Michaels Cos Inc/The 7 .875 05/01/29 4,290,355
2,000,000 (b) Staples Inc 10 .750 09/01/29 1,971,862
2,000,000 (b) Wayfair LLC 7 .250 10/31/29 2,026,786
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 28,035,063
CONSUMER DURABLES & APPAREL - 1.6%
4,000,000 (b) CD&R Smokey Buyer Inc 9 .500 10/15/29 4,032,004
1,520,000 (b) Champ Acquisition Corp 8 .375 12/01/31 1,572,357
1,750,000 Newell Brands Inc 6 .625 09/15/29 1,796,557
3,630,000 (b) S&S Holdings LLC 8 .375 10/01/31 3,674,910
TOTAL CONSUMER DURABLES & APPAREL 11,075,828
CONSUMER SERVICES - 2.0%
2,760,000 (b),(e) Caesars Entertainment Inc 6 .000 10/15/32 2,712,947
2,690,000 (b) Life Time Inc 6 .000 11/15/31 2,690,869
1,500,000 MGM Resorts International 6 .125 09/15/29 1,516,756
3,370,000 (b) NCL Corp Ltd 6 .250 03/01/30 3,357,795
3,525,000 (b),(e) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 3,516,154
TOTAL CONSUMER SERVICES 13,794,521
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
2,785,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 2,833,141
2,000,000 (b) Performance Food Group Inc 6 .125 09/15/32 2,017,736
2,670,000 (e) Walgreens Boots Alliance Inc 8 .125 08/15/29 2,688,494
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 7,539,371
ENERGY - 10.7%
3,240,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 3,284,292
2,600,000 (b) Baytex Energy Corp 7 .375 03/15/32 2,590,474
2,800,000 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .000 07/15/29 2,881,920
2,775,000 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 2,761,597
7,450,000 (b) Buckeye Partners LP 6 .875 07/01/29 7,599,551
4,000,000 (b) Coronado Finance Pty Ltd 9 .250 10/01/29 4,118,866
2,500,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 2,409,907
2,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 2,085,281
1,890,000 (b) EQM Midstream Partners LP 6 .375 04/01/29 1,928,965
1,695,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 1,708,359
4,560,000 (b) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 4,786,047
3,790,000 (b) Harvest Midstream I LP 7 .500 05/15/32 3,894,498
5,350,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 5,650,683
1,210,000 (b) Matador Resources Co 6 .250 04/15/33 1,193,295
2,000,000 (b),(e) Nabors Industries Inc 8 .875 08/15/31 1,932,246
3,830,000 (b) Noble Finance II LLC 8 .000 04/15/30 3,922,199
1,800,000 (b),(e) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 1,847,541
1,700,000 (b) Talos Production Inc 9 .000 02/01/29 1,778,607
1,225,000 (b),(e) Talos Production Inc 9 .375 02/01/31 1,286,718
3,000,000 (b) Transocean Inc 8 .250 05/15/29 3,027,492
5,685,000 (b) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 5,824,328
3,000,000 (b) Venture Global LNG Inc 9 .875 02/01/32 3,336,072
670,000 (b) Venture Global LNG Inc 7 .000 01/15/30 685,042
1,725,000 (b) Weatherford International Ltd 8 .625 04/30/30 1,796,637
TOTAL ENERGY 72,330,617
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
4,000,000 (e) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 3,380,060
1,225,000 (e) MPT Operating Partnership LP / MPT Finance Corp 5 .250 08/01/26 1,110,482
2,500,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 2,540,752
4,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 3,508,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 4,250,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500% 02/15/28 $ 4,515,174
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,054,479
FINANCIAL SERVICES - 7.4%
4,800,000 (b) Azorra Finance Ltd 7 .750 04/15/30 4,822,518
2,000,000 (b) Block Inc 6 .500 05/15/32 2,051,949
5,000,000 (b) Encore Capital Group Inc 8 .500 05/15/30 5,292,950
385,000 (b) Focus Financial Partners LLC 6 .750 09/15/31 388,600
3,000,000 (b) Hunt Cos Inc 5 .250 04/15/29 2,840,929
4,550,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4 .375 02/01/29 3,929,899
5,760,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 5,717,582
3,075,000 (b) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 3,087,436
2,425,000 (b) NCR Atleos Corp 9 .500 04/01/29 2,653,704
4,750,000 OneMain Finance Corp 6 .625 05/15/29 4,846,418
2,000,000 OneMain Finance Corp 4 .000 09/15/30 1,796,602
5,225,000 (b) PennyMac Financial Services Inc 7 .875 12/15/29 5,522,596
4,365,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 4,309,181
3,500,000 (b),(e) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 3,087,558
TOTAL FINANCIAL SERVICES 50,347,922
FOOD, BEVERAGE & TOBACCO - 1.6%
3,400,000 (b) Fiesta Purchaser Inc 9 .625 09/15/32 3,586,381
2,500,000 (b) Post Holdings Inc 6 .375 03/01/33 2,490,253
5,210,000 (b) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 5,112,717
TOTAL FOOD, BEVERAGE & TOBACCO 11,189,351
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
3,255,000 (b) CHS/Community Health Systems Inc 6 .125 04/01/30 2,409,441
3,500,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 3,642,135
6,063,804 (b) Global Medical Response Inc, (cash 10.000%, PIK 10.000%) 10 .000 10/31/28 6,086,543
1,000,000 (b) LifePoint Health Inc 11 .000 10/15/30 1,101,758
2,600,000 (b) Molina Healthcare Inc 6 .250 01/15/33 2,622,066
6,140,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 6,236,350
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,098,293
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
2,000,000 (b),(e) Kronos Acquisition Holdings Inc 10 .750 06/30/32 1,825,889
3,000,000 Perrigo Finance Unlimited Co 6 .125 09/30/32 2,989,890
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,815,779
INSURANCE - 2.9%
2,900,000 (b) Acrisure LLC / Acrisure Finance Inc 8 .250 02/01/29 2,979,493
4,100,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 4,100,111
2,220,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7 .375 10/01/32 2,233,378
5,000,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 5,056,250
2,085,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 2,128,714
3,000,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 3,072,998
TOTAL INSURANCE 19,570,944
MATERIALS - 4.6%
1,690,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 1,778,144
1,850,000 (b) EverArc Escrow Sarl 5 .000 10/30/29 1,749,127
3,000,000 (b) LABL Inc 8 .625 10/01/31 2,828,830
2,020,000 (b) Methanex US Operations Inc 6 .250 03/15/32 2,015,694
3,850,000 (b) Mineral Resources Ltd 8 .000 11/01/27 3,924,053
1,100,000 (b) Mineral Resources Ltd 8 .500 05/01/30 1,124,082
2,400,000 (b) Mineral Resources Ltd 9 .250 10/01/28 2,513,816
3,885,000 (b) NOVA Chemicals Corp 7 .000 12/01/31 3,970,191
2,000,000 (b),(e) Olympus Water US Holding Corp 6 .250 10/01/29 1,916,221
3,250,000 (b) Olympus Water US Holding Corp 7 .250 06/15/31 3,331,835
2,630,000 (b),(e) Sealed Air Corp 6 .500 07/15/32 2,677,628
2,000,000 (b),(e) Tronox Inc 4 .625 03/15/29 1,842,356
1,500,000 (b) WR Grace Holdings LLC 5 .625 08/15/29 1,402,705
TOTAL MATERIALS 31,074,682

Portfolio of Investments November 30, 2024
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 9.6%
$ 5,075,000 (b) Advantage Sales & Marketing Inc 6 .500% 11/15/28 $ 4,861,812
3,000,000 (b) AMC Entertainment Holdings Inc 7 .500 02/15/29 2,676,099
4,750,000 (b) Cablevision Lightpath LLC 5 .625 09/15/28 4,409,345
1,800,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 06/01/33 1,561,235
1,800,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 1,500,828
6,100,000 (e) Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 4,288,863
3,800,000 (b) CSC Holdings LLC 11 .250 05/15/28 3,760,235
5,500,000 (b) CSC Holdings LLC 5 .500 04/15/27 4,972,553
3,650,000 (b) CSC Holdings LLC 4 .125 12/01/30 2,741,755
12,500,000 (b) DISH Network Corp 11 .750 11/15/27 13,280,252
1,525,000 (b) Gray Television Inc 4 .750 10/15/30 900,913
6,200,000 (b) LCPR Senior Secured Financing DAC 6 .750 10/15/27 5,642,279
2,400,000 (b) McGraw-Hill Education Inc 7 .375 09/01/31 2,485,777
2,825,000 (b) Sirius XM Radio Inc 4 .125 07/01/30 2,548,827
2,750,000 (b),(e) Sirius XM Radio Inc 3 .875 09/01/31 2,380,568
2,000,000 (b) Sunrise HoldCo IV BV 5 .500 01/15/28 1,974,999
2,025,000 (b) Univision Communications Inc 7 .375 06/30/30 1,952,190
3,000,000 (b) Univision Communications Inc 8 .500 07/31/31 2,976,111
TOTAL MEDIA & ENTERTAINMENT 64,914,641
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,550,000 (b) Bausch Health Cos Inc 9 .000 12/15/25 1,519,070
5,000,000 (b) Bausch Health Cos Inc 4 .875 06/01/28 4,137,837
5,500,000 (b),(e) Grifols SA 4 .750 10/15/28 5,017,910
2,000,000 (b),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 2,065,046
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,739,863
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
7,272,400 (b),(e) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 6,776,628
1,800,000 (e) Kennedy-Wilson Inc 5 .000 03/01/31 1,618,260
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,394,888
SOFTWARE & SERVICES - 2.0%
4,000,000 (b),(e) Ahead DB Holdings LLC 6 .625 05/01/28 3,963,964
2,000,000 (b) CA Magnum Holdings 5 .375 10/31/26 1,951,000
775,000 (b) Cloud Software Group Inc 8 .250 06/30/32 807,462
3,250,000 (b) Ellucian Holdings Inc 6 .500 12/01/29 3,307,517
3,310,000 (b) Rocket Software Inc 9 .000 11/28/28 3,438,584
TOTAL SOFTWARE & SERVICES 13,468,527
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
2,750,000 (b) CommScope LLC 8 .250 03/01/27 2,551,144
4,800,000 (b) CommScope LLC 6 .000 03/01/26 4,713,915
3,500,000 (b) CommScope Technologies LLC 6 .000 06/15/25 3,423,637
1,350,000 (b) Imola Merger Corp 4 .750 05/15/29 1,295,856
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,984,552
TELECOMMUNICATION SERVICES - 6.2%
3,249,187 Digicel Intermediate Holdings Ltd / Digicel International Finance
Ltd / Difl US, (cash 9.000%, PIK 3.000%)
12 .000 05/25/27 3,151,711
3,000,000 EchoStar Corp 10 .750 11/30/29 3,245,327
2,580,000 (b),(f) Iliad Holding SASU 7 .000 04/15/32 2,607,827
3,500,000 (b) Iliad Holding SASU 8 .500 04/15/31 3,726,431
2,500,000 (b) Level 3 Financing Inc 3 .750 07/15/29 1,954,136
5,000,000 (b) Level 3 Financing Inc 4 .875 06/15/29 4,368,299
3,000,000 (b) Lumen Technologies Inc 4 .500 01/15/29 2,520,000
2,000,000 (b) Sable International Finance Ltd 7 .125 10/15/32 2,003,820
1,205,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 1,258,117
2,750,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 7 .750 08/15/28 2,771,576
9,250,000 (b),(e) Zayo Group Holdings Inc 4 .000 03/01/27 8,722,348
3,300,000 (b),(e) Zayo Group Holdings Inc 6 .125 03/01/28 3,044,250
2,500,000 (b) Zegona Finance PLC 8 .625 07/15/29 2,656,250
TOTAL TELECOMMUNICATION SERVICES 42,030,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 3.7%
$ 3,075,000 (b) AS Mileage Plan IP Ltd 5 .021% 10/20/29 $ 3,004,755
14,500,000 (b),(e) Brightline East LLC 11 .000 01/31/30 13,583,194
3,367,000 (b) Cargo Aircraft Management Inc 4 .750 02/01/28 3,338,135
5,200,000 (b),(e) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 5,204,619
TOTAL TRANSPORTATION 25,130,703
UTILITIES - 3.0%
2,775,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 2,778,148
3,250,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 3,044,146
2,190,000 (b) NRG Energy Inc 6 .000 02/01/33 2,177,792
1,750,000 (b) NRG Energy Inc 6 .250 11/01/34 1,749,800
7,350,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 7,910,565
2,300,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 2,442,825
TOTAL UTILITIES 20,103,276
TOTAL CORPORATE BONDS
(Cost $509,779,189) 519,610,378
SHARES DESCRIPTION VALUE
18555606 EXCHANGE-TRADED FUNDS - 2 .8% 18555606
640,954 Invesco Senior Loan ETF 13,530,539
119,417 SPDR Blackstone Senior Loan ETF 5,025,067
TOTAL EXCHANGE-TRADED FUNDS
(Cost $18,516,120) 18,555,606
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
88255238 VARIABLE RATE SENIOR LOAN INTERESTS - 13 .0% 88255238
CAPITAL GOODS - 0.9%
2,977,538 (g) Albion Financing 3 SARL, Term Loan B, (TSFR3M + 4.250%) 9 .096 08/02/29 3,015,367
2,970,056 (g) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 7 .104 02/28/31 2,972,715
TOTAL CAPITAL GOODS 5,988,082
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,693,250 (g) Staples, Inc., Term Loan B, (TSFR3M + 5.750%) 10 .689 08/23/29 2,570,653
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,570,653
CONSUMER SERVICES - 2.3%
197,425 (g) 24 Hour Fitness Worldwide, Inc., Exit Delayed Draw Term Loan,
(TSFR3M + 14.000%)
18 .820 09/29/26 108,584
419,099 (g) 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M +
5.000%), (cash 9.865%, PIK 5.000%)
9 .865 12/29/25 165,544
2,487,500 (g) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .823 02/06/31 2,503,432
1,709,889 (g) Carnival Corporation, Term Loan B2, (TSFR1M + 2.750%) 7 .323 08/09/27 1,727,347
3,500,000 (f),(g) Cinemark USA, Inc., Term Loan B, (TBD) TBD TBD 3,516,555
2,500,000 (f),(g) Life Time Inc, (TBD) TBD TBD 2,513,538
1,379,000 (g) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .861 04/16/29 1,391,928
4,000,000 (f),(g) Motion Finco Sarl, Term Loan B, (TBD) TBD TBD 3,975,000
TOTAL CONSUMER SERVICES 15,901,928
FINANCIAL SERVICES - 0.3%
2,000,000 (g) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 7 .104 01/31/31 2,021,780
TOTAL FINANCIAL SERVICES 2,021,780
FOOD, BEVERAGE & TOBACCO - 0.5%
3,609,043 (g) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 8 .115 03/31/28 3,639,629
TOTAL FOOD, BEVERAGE & TOBACCO 3,639,629
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
2,979,421 (g) ADMI Corp., Term Loan B2, (TSFR1M + 3.375%) 8 .062 12/23/27 2,922,946
1,790,840 (g) Athenahealth Group, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .823 01/27/29 1,800,752
2,250,000 (g) Concentra Health Services Inc, Term Loan B, (TSFR1M + 2.250%) 6 .823 06/26/31 2,272,500
2,250,000 (f),(g) DaVita Inc, (TBD) TBD TBD 2,261,115
5,067,075 (g) Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%) 9 .073 04/28/28 5,086,482
2,712,061 (g) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.250%) 6 .823 10/23/28 2,731,385
2,231,250 (g) Phoenix Guarantor Inc, Term Loan, (TSFR1M + 3.250%) 7 .823 02/21/31 2,251,532
690,543 (g) Select Medical Corporation, Term Loan B1, (Prime + 1.750%) 9 .500 03/05/27 693,996

Portfolio of Investments November 30, 2024
(continued)
High Yield Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 4,985,661 (g) Team Health Holdings, Inc., Term Loan B, (TSFR1M + TSFR3M +
5.250%)
9 .829% 03/02/27 $ 4,860,396
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,881,104
INSURANCE - 1.4%
2,216,037 (g) Acrisure, LLC, Term Loan B6, (TSFR1M + 3.250%) 7 .849 11/06/30 2,225,499
2,630,175 (g) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 7 .823 05/12/31 2,647,508
2,487,515 (g) HUB International Limited, First Lien Term Loan B, (TSFR3M +
2.750%)
7 .367 06/20/30 2,508,311
1,782,045 (g) USI, Inc., Term Loan (2030), (TSFR3M + 2.750%) 7 .354 09/27/30 1,794,573
TOTAL INSURANCE 9,175,891
MEDIA & ENTERTAINMENT - 0.3%
2,000,000 (g) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 7 .786 12/01/28 1,850,230
TOTAL MEDIA & ENTERTAINMENT 1,850,230
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
2,250,000 (f),(g) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TBD) TBD TBD 2,263,658
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,263,658
SOFTWARE & SERVICES - 1.1%
1,592,000 (g) Cotiviti Corporation, Term Loan, (TSFR1M + 3.000%) 7 .672 04/30/31 1,600,462
1,800,000 (f),(g) Cotiviti Inc, (TBD) TBD TBD 1,809,567
4,039,875 (g) McAfee, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .906 03/01/29 4,063,104
TOTAL SOFTWARE & SERVICES 7,473,133
TELECOMMUNICATION SERVICES - 1.8%
1,994,924 (g) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 02/02/26 1,706,198
2,481,061 (g) Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%) 8 .682 08/14/26 2,101,161
2,300,000 (f),(g) Level 3 Financing Inc., Extended Term Loan B1, (TBD) TBD TBD 2,354,395
1,795,459 (f),(g) Lumen Technologies, Inc., Extended Term Loan B2, (TBD) TBD TBD 1,670,899
992,424 (g) Numericable Group SA, Term Loan B11, (LIBOR 6 M + 2.750%) 7 .432 07/31/25 917,372
3,750,000 (g) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 7 .224 04/28/28 3,739,125
TOTAL TELECOMMUNICATION SERVICES 12,489,150
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $87,791,446) 88,255,238
TOTAL LONG-TERM INVESTMENTS
(Cost $647,572,219) 657,103,474
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 10.8%
73,552,937 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .630 (i) 73,552,937
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $73,552,937) 73,552,937
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  4.5%
INVESTMENT COMPANIES - 4.5% –
30,327,465 BlackRock Liquidity Funds T-Fund 4.517(j) 30,327,465
TOTAL INVESTMENT COMPANIES
(Cost $30,327,465) 30,327,465
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,327,465) 30,327,465
TOTAL INVESTMENTS - 112 .2%
(Cost $ 751,452,621 ) 760,983,876
OTHER ASSETS & LIABILITIES, NET -  (12.2)% (82,745,522)
NET ASSETS - 100% $ 678,238,354

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 27,064,370 $ – $ 27,064,370
Common Stocks 2,602 1,823 – 4,425
Contingent Capital Securities – 3,613,457 – 3,613,457
Corporate Bonds – 519,610,378 – 519,610,378
Exchange-Traded Funds 18,555,606 – – 18,555,606
Variable Rate Senior Loan Interests – 88,255,238 – 88,255,238
Investments Purchased with Collateral from
Securities Lending 73,552,937 – – 73,552,937
Short-Term Investments:
Investment Companies 30,327,465 – – 30,327,465
Total
$ 122,438,610 $ 638,545,266 $ – $ 760,983,876
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $491,337,816 or 64.6% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $70,324,595.
(f) When-issued or delayed delivery security.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SPDR Standard & Poor's Depositary Receipt
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month